Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of significant accounting policies
Schedule of disaggregation of the Partnership's oil revenues and natural gas and NGL revenues by basin

	Three months ended September 30, 2022
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$11,891	$65,997	$8,271	$4,035

	Three months ended September 30, 2021
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$4,575	$39,252	$10,726	$1,164

	Nine months ended September 30, 2022
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$35,978	$186,853	$30,370	$10,062

	Nine months ended September 30, 2021
(in thousands)	Eagle Ford	Permian	Denver-Julesberg	Bakken

Revenues	$22,002	$97,926	$19,801	$2,903

	Year Ended December 31, 2021
	Eagle Ford	Permian	Denver-Julesburg	Bakken
Revenues	$26,091,370	$137,802,417	$29,190,615	$4,461,416

	Year Ended December 31, 2020
	Eagle Ford	Permian	Denver-Julesburg	Bakken
Revenues	$3,607,702	$21,906,740	$—	$2,776,018